Leases (Tables)	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
Future Minimum Revenues, net of Commissions
Amount
2015	$166,311
2016	107,440
2017	43,392
2018	23,354
2019	22,515
2020 and thereafter	11,087
Total minimum revenue, net of commissions	$374,099

Future Minimum Commitments under Chartered-in Vessels, net of Commissions
Amount
2015	$206
2016	32
Total	$238

Future Minimum Commitments for Office Space, net of Commissions
Amount
2015	$907
2016	851
2017	588
2018	247
2019	104
2020 and thereafter	98
Total	$2,795